Share-Based Compensation - Schedule of Stock Options Activities (Details) - Stock Options [Member] - ¥ / shares						6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2026
Share-Based Compensation - Schedule of Stock Options Activities (Details) [Line Items]
Number of shares, Outstanding beginning balance (in Shares)						724
Weighted average exercise price, Outstanding beginning balance						¥ 0.009
Weighted average remaining contractual term	6 months 21 days	10 months 20 days		1 year 2 months 15 days		3 months 10 days
Weighted average grant date fair value, Outstanding beginning balance						¥ 46,395
Number of shares, Forfeited (in Shares)						(96)
Weighted average exercise price, Forfeited						¥ 0.009
Number of shares, Outstanding ending balance (in Shares)	724	724	[1]	724	[1]	628
Weighted average exercise price, Outstanding ending balance	¥ 0.009	¥ 0.009		¥ 0.009		¥ 0.009
Weighted average remaining contractual term, Outstanding ending balance	6 months 21 days	10 months 20 days		1 year 2 months 15 days		3 months 10 days
Weighted average grant date fair value, Outstanding ending balance	¥ 46,395	¥ 46,395		¥ 46,395		¥ 35,189
Number of shares, Exercisable (in Shares)		724	[1]			628
Weighted average exercise price, Exercisable		¥ 0.009				¥ 0.009
Weighted average remaining contractual term, Exercisable		10 months 20 days				3 months 10 days
Weighted average grant date fair value, Exercisable		¥ 46,395				¥ 35,189

[1]	Retrospectively restated to reflect the 2025 Share Consolidation.